Document and Entity Information	9 Months Ended
Dec. 31, 2017
Document And Entity Information
Entity Registrant Name	Vilacto Bio Inc.
Entity Central Index Key	0001576724
Document Type	S-1
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company